Share Capital - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 08, 2021 USD ($) $ / shares shares	Jun. 08, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				272,773,225	193,544,915	226,122,875	209,618,719	193,856,464	193,082,192	192,848,390	192,772,071
Common shares outstanding (in shares) | shares				272,176,046	193,175,802							194,021,133
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares				597,179	369,113
Bought deal offering (in shares) | shares				15,480,725	0
Debentures conversion (in shares) | shares				16,449,980	0
Debentures conversion				$ 206,798
Fair value reduction of embedded derivative upon conversion or redemption				$ (34,398)
U.S. initial public offering and private placement (in shares) | shares				46,248,746	0
U.S. initial public offering and private placement				$ 547,605
Conversion/redemption options
Disclosure of classes of share capital [line items]
Fair value reduction of embedded derivative upon conversion or redemption				(34,398)
Financial assets at fair value through profit or loss | Conversion/redemption options
Disclosure of classes of share capital [line items]
Fair value reduction of embedded derivative upon conversion or redemption				$ 34,398
Bought Deal Offering
Disclosure of classes of share capital [line items]
Bought deal offering (in shares) | shares		15,480,725
Weighted average share price (in dollars per share) | (per share)		$ 10.77	$ 13.00
Gross proceeds from issuing shares		$ 166,694
Net proceeds from issuing shares		161,842
Share issue related cost		6,573
Deferred tax recoveries		$ 1,721
Debentures Conversion
Disclosure of classes of share capital [line items]
Weighted average share price (in dollars per share) | $ / shares				$ 12.57
Debentures conversion (in shares) | shares				16,449,980
Debentures conversion				$ 206,798
Debentures Conversion | Financial assets at fair value through profit or loss
Disclosure of classes of share capital [line items]
Aggregate principal amount of conversion or redemption				172,400
Debentures Conversion | Financial assets at fair value through profit or loss | Conversion/redemption options
Disclosure of classes of share capital [line items]
Fair value reduction of embedded derivative upon conversion or redemption				$ 34,398
Private Placement and Public Offering
Disclosure of classes of share capital [line items]
Gross proceeds from issuing shares	$ 570,328
Net proceeds from issuing shares	547,605
Deferred tax recoveries	$ 7,452
U.S. initial public offering and private placement (in shares) | shares	46,248,746
Underwriters' fees	$ 29,518
Other equity issuance costs	657
Transaction costs incurred	$ 1,085
Public Offering
Disclosure of classes of share capital [line items]
Weighted average share price (in dollars per share) | $ / shares	$ 12.40
U.S. initial public offering and private placement (in shares) | shares	41,400,000
Private Placement
Disclosure of classes of share capital [line items]
Weighted average share price (in dollars per share) | $ / shares	$ 11.75
U.S. initial public offering and private placement (in shares) | shares	4,848,746